Income Tax (Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 424	$ 479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	0
Depreciable and amortizable assets	0	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	$ 1,557	$ 2,006